Consolidated Statements of Changes in Equity $ in Millions, $ in Millions	TWD ($)	USD ($)	Common stocks [Member] TWD ($)	Common stocks [Member] USD ($)	Additional paid-in capital [Member] TWD ($)	Additional paid-in capital [Member] USD ($)	Legal reserve [Member] TWD ($)	Legal reserve [Member] USD ($)	Special reserve [Member] TWD ($)	Special reserve [Member] USD ($)	Unappropriated earnings [Member] TWD ($)	Unappropriated earnings [Member] USD ($)	Total retained earnings [Member] TWD ($)	Total retained earnings [Member] USD ($)	Exchange differences arising from the translation of the foreign operations [Member] TWD ($)	Exchange differences arising from the translation of the foreign operations [Member] USD ($)	Unrealized gain (loss) on available-for-sale financial assets [Member] TWD ($)	Unrealized gain (loss) on available-for-sale financial assets [Member] USD ($)	Cash flow hedges [Member] TWD ($)	Cash flow hedges [Member] USD ($)	Total other adjustments [Member] TWD ($)	Total other adjustments [Member] USD ($)	Total equity attributable to stockholders of the parent [Member] TWD ($)	Total equity attributable to stockholders of the parent [Member] USD ($)	Noncontrolling interests [Member] TWD ($)	Noncontrolling interests [Member] USD ($)
Beginning balance at Dec. 31, 2014	$ 365,712		$ 77,574		$ 146,720		$ 76,893		$ 2,820		$ 55,895		$ 135,608		$ 146		$ 740		$ 0		$ 886		$ 360,788		$ 4,924
Legal reserve	0		0		0		681		0		(681)		0		0		0		0		0		0		0
Special reserve	0		0		0		0		(144)		144		0		0		0		0		0		0		0
Cash dividends paid by Chunghwa	(37,673)		0		0		0		0		(37,673)		(37,673)		0		0		0		0		(37,673)		0
Cash dividends distributed by subsidiaries	(350)		0		0		0		0		0		0		0		0		0		0		0		(350)
Reversal of special reserve recognized from land disposal	0		0		0		0		0		0		0		0		0		0		0		0		0
Partial disposal of interests in subsidiaries	45		0		27		0		0		0		0		0		0		0		0		27		18
Change in additional paid-in capital for not participating in the capital increase of a subsidiary																									0
Other changes in additional paid-in capital in subsidiaries	3		0		1		0		0		0		0		0		0		0		0		1		2
Change in additional paid-in capital from share subscription not based on original ownership of a subsidiary	0		0		0		0		0		0		0		0		0		0		0		0		0
Net income	42,852		0		0		0		0		42,039		42,039		0		0		0		0		42,039		813
Total other comprehensive income (loss), net of income tax	(833)		0		0		0		0		(215)		(215)		31		(649)		1		(617)		(832)		(1)
TOTAL COMPREHENSIVE INCOME	42,019		0		0		0		0		41,824		41,824		31		(649)		1		(617)		41,207		812
Share-based payment transactions of subsidiaries	36		0		0		0		0		0		0		0		0		0		0		0		36
Subsidiary purchased its treasury stock	(492)		0		(15)		0		0		(61)		(61)		0		0		0		0		(76)		(416)
Net increase in noncontrolling interests	39		0		0		0		0		0		0		0		0		0		0		0		39
Ending balance at Dec. 31, 2015	369,339		77,574		146,733		77,574		2,676		59,448		139,698		177		91		1		269		364,274		5,065
Special reserve													5
Cash dividends paid by Chunghwa	(42,551)		0		0		0		0		(42,551)		(42,551)		0		0		0		0		(42,551)		0
Cash dividends distributed by subsidiaries	(710)		0		0		0		0		0		0		0		0		0		0		0		(710)
Partial disposal of interests in subsidiaries	83		0		58		0		0		0		0		0		0		0		0		58		25
Change in additional paid-in capital for not participating in the capital increase of a subsidiary	1,175		0		389		0		0		0		0		0		0		0		0		389		786
Other changes in additional paid-in capital in subsidiaries																									0
Net income	41,626		0		0		0		0		40,485		40,485		0		0		0		0		40,485		1,141
Total other comprehensive income (loss), net of income tax	(2,056)		0		0		0		0		(1,725)		(1,725)		(131)		(142)		(1)		(274)		(1,999)		(57)
TOTAL COMPREHENSIVE INCOME	39,570		0		0		0		0		38,760		38,760		(131)		(142)		(1)		(274)		38,486		1,084
Share-based payment transactions of subsidiaries	17		0		0		0		0		0		0		0		0		0		0		0		17
Subsidiary purchased its treasury stock																									0
Net increase in noncontrolling interests	5		0		0		0		0		0		0		0		0		0		0		0		5
Ending balance at Dec. 31, 2016	366,928		77,574		147,180		77,574		2,676		55,657		135,907		46		(51)		0		(5)		360,656		6,272
Special reserve	0		0		0		0		5		(5)		0		0		0		0		0		0		0
Cash dividends paid by Chunghwa	(38,336)		0		0		0		0		(38,336)		(38,336)		0		0		0		0		(38,336)		0
Cash dividends distributed by subsidiaries	(942)		0		0		0		0		0		0		0		0		0		0		0		(942)
Unclaimed dividend	3		0		3		0		0		0		0		0		0		0		0		3		0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	0		0		0		0		0		0		0		0		0		0		0		0		0
Partial disposal of interests in subsidiaries	106		0		77		0		0		0		0		0		0		0		0		77		29
Change in additional paid-in capital for not participating in the capital increase of a subsidiary	2,552		0		802		0		0		0		0		0		0		0		0		802		1,750
Other changes in additional paid-in capital in subsidiaries	0		0		0		0		0		0		0		0		0		0		0		0		0
Net income	40,160	$ 1,355	0		0		0		0		38,988		38,988		0		0		0		0		38,988		1,172
Total other comprehensive income (loss), net of income tax	(1,306)	(44)	0		0		0		0		(1,671)		(1,671)		(220)		609		(1)		388		(1,283)		(23)
TOTAL COMPREHENSIVE INCOME	38,854	1,311	0		0		0		0		37,317		37,317		(220)		609		(1)		388		37,705		1,149
Share-based payment transactions of subsidiaries	22		0		2		0		0		0		0		0		0		0		0		2		20
Subsidiary purchased its treasury stock																									0
Net increase in noncontrolling interests	223		0		27		0		0		0		0		0		0		0		0		27		196
Ending balance at Dec. 31, 2017	$ 369,410	$ 12,463	$ 77,574	$ 2,617	$ 148,091	$ 4,996	$ 77,574	$ 2,617	$ 2,681	$ 91	$ 54,633	$ 1,843	$ 134,888	$ 4,551	$ (174)	$ (6)	$ 558	$ 19	$ (1)	$ 0	$ 383	$ 13	$ 360,936	$ 12,177	$ 8,474	$ 286